UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

  68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security	Market Value
	COMMON STOCK - 80.46%
	AEROSPACE / DEFENSE - 6.20%
21,000	Esterline Technologies Corp. *	$ 792,960
10,600	General Dynamics Corp.	708,610
9,200	Lockheed Martin Corp.	685,584
9,800	Northrop Grumman Corp.	554,680
10,000	Raytheon Co.	524,300
13,000	TransDigm Group, Inc.	627,510
10,600	United Technologies Corp.	715,288
		4,608,932
	AGRICULTURE - 1.84%
34,000	Altria Group, Inc.	675,240
23,000	Archer-Daniels-Midland Co.	689,310
		1,364,550
	APPAREL - 0.99%
7,500	Deckers Outdoor Corp. *	736,275

	BANKS - 2.58%
15,000	Banco Macro - ADR	427,650
5,300	Goldman Sachs Group, Inc.	788,216
18,000	JP Morgan Chase & Co.	700,920
		1,916,786
	BIOTECHNOLOGY - 0.67%
8,500	Amgen, Inc. *	497,080

	CHEMICALS - 6.99%
17,000	Airgas, Inc.	718,420
23,436	Ashland, Inc.	947,049
14,100	Lubrizol Corp.	1,039,029
6,500	Monsanto Co.	493,220
6,700	Potash Corp. of Saskatchewan, Inc.	665,645
12,200	Syngenta AG - ADR	622,932
22,400	Terra Industries, Inc.	707,840
		5,194,135
	COAL - 2.83%
15,000	Alpha Natural Resources, Inc. *	609,150
20,000	Peabody Energy Corp.	842,400
10,000	Walter Energy, Inc.	649,200
		2,100,750
	COMMERCIAL SERVICES - 1.89%
10,800	Alliance Data Systems Corp. *	642,168
35,400	H&R Block, Inc.	761,808
		1,403,976

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	COMPUTERS - 4.25%
5,500	Apple, Inc. *	$ 1,056,660
14,600	Hewlett-Packard Co.	687,222
5,400	International Business Machines Corp.	660,906
45,000	Seagate Technology	752,850
		3,157,638
	DIVERSIFIED FINANCIAL SERVICES - 2.71%
17,800	Credit Acceptance Corp. *	947,316
26,500	World Acceptance Corp. *	1,070,335
		2,017,651
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.03%
45,000	Harbin Electric, Inc. *	764,100

	ENGINEERING & CONSTRUCTION - 0.51%
8,300	Fluor Corp.	376,322

	HEALTHCARE - PRODUCTS - 1.19%
46,000	American Medical Systems Holdings Inc. *	883,200

	HEALTHCARE - SERVICES - 1.18%
16,000	Amedisys, Inc. *	879,200

	INSURANCE - 2.01%
16,500	Aflac, Inc.	799,095
9,300	PartnerRe Ltd.	693,687
		1,492,782
	INTERNET - 0.89%
14,400	Shanda Interactive Entertainment Ltd. - ADR *	665,424

	LEISURE TIME - 0.98%
16,500	Polaris Industries, Inc.	729,465

	MACHINERY - CONSTRUCTION & MINING - 2.68%
18,000	Bucyrus International, Inc. - Cl. A	942,840
22,900	Joy Global, Inc.	1,047,446
		1,990,286
	MACHINERY - DIVERSIFIED - 2.09%
17,500	Deere & Co.	874,125
7,500	Flowserve Corp.	676,275
		1,550,400
	MINING - 1.97%
10,000	BHP Billiton Ltd. - ADR	693,700
30,000	Vale SA	773,700
		1,467,400

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	MISCELLANEOUS MANUFACTURING - 1.67%
19,000	AZZ, Inc.	$ 571,520
13,900	ITT Corp.	671,509
		1,243,029
	OIL & GAS - 6.27%
9,000	Chevron Corp.	649,080
6,300	Diamond Offshore Drilling, Inc.	576,639
52,000	McMoRan Exploration Co. *	790,920
17,000	Noble Corp.	685,440
15,000	Petroleo Brasileiro SA - ADR	608,550
34,400	Pioneer Southwest Energy Partners LP	796,016
6,400	Transocean Ltd. *	542,336
		4,648,981
	OIL & GAS SERVICES - 2.74%
22,500	Dresser-Rand Group, Inc. *	665,550
10,000	Lufkin Industries, Inc.	633,800
18,000	National Oilwell Varco, Inc.	736,200
		2,035,550
	PACKAGING & CONTAINERS - 0.23%
3,600	Greif, Inc.	174,096

	PHARMACEUTICALS - 6.78%
13,300	Abbott Laboratories	704,102
24,500	Bristol-Myers Squibb Co.	596,820
15,000	Eli Lilly & Co.	528,000
25,300	Endo Pharmaceuticals Holdings, Inc. *	508,783
8,200	Express Scripts, Inc. *	687,652
12,400	Medco Health Solutions, Inc. *	762,352
30,500	Pfizer, Inc.	569,130
12,000	Teva Pharmaceutical Industries Ltd.	680,640
		5,037,479
	RETAIL - 6.29%
16,700	Best Buy, Inc.	612,055
22,300	Cash America International, Inc.	838,257
19,000	Cracker Barrel Old Country Store, Inc.	702,240
32,400	Ezcorp, Inc. *	588,384
27,800	PetMed Express, Inc.	512,354
38,400	RadioShack Corp.	749,568
28,000	World Fuel Services Corp.	672,840
		4,675,698
	SEMICONDUCTORS - 1.39%
18,500	Intel Corp.	358,900
37,500	Marvell Technology Group, Ltd. *	653,625
1,000	Xilinx, Inc.	23,580
		1,036,105

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Shares	Security	Market Value
	SOFTWARE - 4.53%
20,000	BMC Software, Inc. *	$ 772,800
37,000	CA, Inc.	815,480
31,500	Fidelity National Information Services, Inc.	742,140
3,800	MicroStrategy, Inc. - Cl. A *	356,136
29,500	Oracle Corp.	680,270
		3,366,826
	TELECOMMUNICATIONS - 2.48%
18,900	CenturyTel, Inc.	642,789
27,000	Cisco Systems, Inc. *	606,690
13,800	Harris Corp.	592,296
		1,841,775
	TRANSPORTATION - 2.60%
16,000	CSX Corp.	685,760
11,500	Norfolk Southern Corp.	541,190
15,000	Tidewater, Inc.	702,300
		1,929,250

	TOTAL COMMON STOCK	59,785,141
	( Cost - $47,859,165)

	EXCHANGE TRADED FUNDS - 11.61%
300,000	Direxion Shares Large Cap Bear 3x	5,664,000
300,000	ProShares UltraShort Basic Materials	2,961,000
	TOTAL EXCHANGE TRADED FUNDS	8,625,000
	( Cost - $8,589,510)

	SHORT-TERM INVESTMENTS - 8.48%
6,308,126	AIM STIT Liquid Assets Portfolio, 0.25%**	6,308,126
	( Cost - $6,308,126)

	TOTAL INVESTMENTS - 100.55%
	( Cost - $62,756,801) (a)	74,718,267
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.55%)	(411,575)
	NET ASSETS - 100.00%	$ 74,306,693

* Non-Income producing security. ** Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2010 ADR - American Depositary Receipt.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

At January 31, 2010, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost
Aggregate gross unrealized depreciation for all investments		$ 12,431,189
for which there was an excess of cost over value		(469,723)
Net unrealized appreciation		$ 11,961,466

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 59,785,141	-	-	$ 59,785,141
Exchange-Traded Funds	8,625,000	-	-	$ 8,625,000
Short-Term Investments	6,308,126	-	-	$ 6,308,126
Total	$ 74,718,267	$ -	$ -	$ 74,718,267

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/26/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/26/10